Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Summary of Accounts Receivable
2016	2017
Accounts receivable, gross	32,387	42,276
Less: allowance for doubtful accounts	(1,693)	(1,478)

Accounts receivable, net	30,694	40,798

Summary of Movement in Allowance for Doubtful Accounts

The following table presents the movement in the allowance for doubtful accounts:

	For the years ended December 31,
	2016	2017
Balance at the beginning of year	1,733	1,693
Additions for the year	99	910
Recoveries	—	(40)
Accounts receivable written off	(99)	(1,134)
Exchange differences	(40)	49

Balance at the end of year	1,693	1,478